Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
6.	Inventories:
  The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2019	December 31, 2018
Lubricants	522	556
Bunkers	3,340	4,733
Total	3,862	5,289